Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of Concentration Risk

Information as to the revenue derived from those customers that accounted for more than 10% of total revenue for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023	2024	2025
Percentage of total revenue
Customer A	71.3%	41.0%	*
Customer B	*	13.4%	*
Customer C	*	*	13.1%
Customer E	*	*	10.3%

*	Customer B accounted for less than 10% of total revenue for the years ended December 31, 2023 and 2025. Customer C and E accounted for less than 10% of total revenue for the years ended December 31, 2023 and 2024. Customer A accounted for less than 10% of total revenue for the year ended December 31, 2025.

Information as to the revenue derived from those customers that accounted for more than 10% of total accounts receivable for the years ended December 31, 2024 and 2025 are as follows:

	2024	2025
Percentage of total accounts receivables
Customer A	24.7%	21.2%
Customer B	30.1%	64.2%
Customer C	15.8%	—
Customer D	12.4%	—

Information as to the revenue derived from those vendors that accounted for more than 10% of total purchases for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023	2024	2025
Percentage of total purchase
Vendor A	69.3%	60.9%	85.7%
Vendor B	24.6%	37.6%	14.3%